MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.5 - Schedule 7

Loan ID	Redacted ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxx	86797			xxx	Occupancy	the1003Page	Second Home	OwnerOccupied	Verified that the occupancy is second home and not owner-occupied. Borrower lives at xxx, xxx which is not the subject property located in xxx.